INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Nov. 30, 2019
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]

	Drone X1 System	Shoe-Scanner	Wi-Ti	Total
	$	$	$	$
Cost:
Balance at November 30, 2017	-	-	-	-
Additions	868,547	-	372,234	1,240,781
Balance at November 30, 2018	868,547	-	372,234	1,240,781

Additions	-	30,000	-	30,000
Impairment	(900,260)	(29,592)	(385,826)	(1,315,678)
Foreign currency translation adjustment	31,713	(408)	13,592	44,897
Balance at November 30, 2019	-	-	-	-